UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                -----------------

Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 450
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
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Title:          Portfolio Analyst
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    February 3, 2009
      --------------------------------    ------------------   ----------------
                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  56
                                                 --------------------
Form 13F Information Table Value Total:               $137,351
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 12.31.09

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None

AEGON 3mo+87.50 bps C10	PRF	007924509	964	54200	SH	Sole	None	0	0	54200
ALLIANZ SE DEBT 8.375%	PRF	018805200	448	17900	SH	Sole	None	0	0	17900
APPLE INC.		COM	037833100	10636	54302	SH	Sole	None	0	0	54302
BANK OF AMERICA		COM	060505104	1178	75511	SH	Sole	None	0	0	75511
BANK OF AMERICA 	PRF	060505625	305	20000	SH	Sole	None	0	0	20000
BERKSHIRE HATHAWAY CL B	COM	084670207	261	3450	SH	Sole	None	0	0	3450
CBS DEBT 7.25% C06	PRF	124857301	607	25750	SH	Sole	None	0	0	25750
CELGENE			COM	151020104	2890	50050	SH	Sole	None	0	0	50050
CHEVRON CORP		COM	166764100	7825	105102	SH	Sole	None	0	0	105101
CITIGROUP TRUST 6.10%	PRF	173064205	1461	82100	SH	Sole	None	0	0	82100
COCA COLA		COM	191216100	5109	92810	SH	Sole	None	0	0	92810
WALT DISNEY CO.		COM	254687106	3461	115429	SH	Sole	None	0	0	115429
FIRST SOLAR		COM	336433107	2739	23340	SH	Sole	None	0	0	23340
FLUOR CORP		COM	343412102	3388	71175	SH	Sole	None	0	0	71175
GENERAL ELECTRIC	COM	369604103	246	14600	SH	Sole	None	0	0	14600
GILEAD SCIENCES, INC	COM	375558103	4023	82844	SH	Sole	None	0	0	82844
IBM			COM	459200101	4289	34165	SH	Sole	None	0	0	34165
EWA AUSTRALIA INDEX	COM	464286103	2838	130417	SH	Sole	None	0	0	130417
EWS SINGAPORE INDEX	COM	464286673	2644	242125	SH	Sole	None	0	0	242125
FXI CHINA INDEX		COM	464287184	3044	76410	SH	Sole	None	0	0	76410
JOHNSON & JOHNSON	COM	478160104	1506	23530	SH	Sole	None	0	0	23529
McDONALDS		COM	580135101	4462	69685	SH	Sole	None	0	0	69685
MERRILL LYNCH TRUST 	PRF	590199204	3377	170310	SH	Sole	None	0	0	170310
PROCTER & GAMBLE CO	COM	742718109	238	3777	SH	Sole	None	0	0	3777
GLD: GOLD INDEX		COM	863307104	4710	43160	SH	Sole	None	0	0	43160
TEVA PHARMACEUTICAL	COM	881624209	4429	76915	SH	Sole	None	0	0	76915
BANK OF AMERICA TRUST 	PRF	05633T209	300	13200	SH	Sole	None	0	0	13200
ALLSCRIPTS MYSIS	COM	01988P108	2236	127975	SH	Sole	None	0	0	127975
ARCELOR MITTAL		COM	03938L104	4163	101015	SH	Sole	None	0	0	101015
BANK OF AMERICA TRUST 	PRF	05633T209     	249	11200	SH	Sole	None	0	0	11200
TAN: SOLAR ENERGY INDEX	COM	18383M621     	270	29475	SH	Sole	None	0	0	29475
CLEARWIRE CORP CL A	COM	18538Q105     	1153	163750	SH	Sole	None	0	0	163750
COSTCO WHOLESALE	COM	22160K105     	3652	62145	SH	Sole	None	0	0	62145
DEVON ENERGY		COM	25179M103     	4262	59763	SH	Sole	None	0	0	59762
EXXON MOBIL		COM	30231G102     	6028	90031	SH	Sole	None	0	0	90030
FREEPORT MCMORAN	COM	35671D782     	3370	46475	SH	Sole	None	0	0	46475
GOOGLE INC		COM	38259P508     	7012	13202	SH	Sole	None	0	0	13202
EWZ BRAZIL INDEX	COM	464286400	3014	43865	SH	Sole	None	0	0	43865
MBNA CAP TRUST 8.1% C07	PRF	55270B201     	222	9000	SH	Sole	None	0	0	9000
MOO AGRICULTURE INDEX	COM	57060U605	3250	76355	SH	Sole	None	0	0	76355
MERRILL LYNCH TRUST 	PRF	59024T203     	265	13350	SH	Sole	None	0	0	13350
METLIFE 3mo+100bps	PRF	59156R504     	1165	50493	SH	Sole	None	0	0	50493
MORGAN STANLEY TRUST 	PRF	61750K208     	1500	66938	SH	Sole	None	0	0	66937
NAT'L CITY (PNC) 6.625%	PRF	63540T200     	2014	86050	SH	Sole	None	0	0	86050
RANGE RESOURCES CORP	COM	75281A109	3417	70075	SH	Sole	None	0	0	70075
SUNTECH POWER HOLDINGS	COM	86800C104     	1224	89090	SH	Sole	None	0	0	89090
UBS 1mo+70bps C08	PRF	90263W201     	278	19000	SH	Sole	None	0	0	19000
VALERO ENERGY CORP	COM	91913Y100     	370	19190	SH	Sole	None	0	0	19190
VERIZON COMMUNICATIONS	COM	92343V104     	232	7789	SH	Sole	None	0	0	7789
VIACOM INC DEBT 6.85%	PRF	92553P300     	364	15000	SH	Sole	None	0	0	15000
WELLS FARGO TRUST	PRF	92978X201     	1877	84450	SH	Sole	None	0	0	84450
WELLS FARGO TRUST 7.0%	PRF	94976Y207     	388	15325	SH	Sole	None	0	0	15325
WELLS FARGO TRUST 7.875	PRF	94985V202     	357	13800	SH	Sole	None	0	0	13800
XTO ENERGY INC		COM	98385X106     	3822	81992	SH	Sole	None	0	0	81992
MARVELL TECH GROUP	COM	G5876H105     	2585	138700	SH	Sole	None	0	0	138700
GENCO SHIPPING & TRAD	COM	Y2685T107     	1237	60335	SH	Sole	None	0	0	60335

